EQUITY METHOD INVESTMENTS - Summary of Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	$ 707,870	$ 15,018
Non current assets	8,476	412
Total assets	716,346	15,430
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities	557,568	9,870
Long-term liabilities	43,018	24
Stockholders' equity	115,760	5,534
Equity investment of associated companies	21,521	1,658
Other	(38)	0
Investment in equity investees	21,483	1,658
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	582,254	20,492	$ 20,045
Gain sale of vessel	0	0	7,166
Total operating expense	(578,453)	(18,475)	(16,301)
Net operating (loss) income	3,801	2,017	10,910
Net (loss) income	1,248	1,923	10,232
Equity in net income (loss) of associated companies	486	512	4,662
Other	19	0	(42)
Income (Loss) from Equity Method Investments, Total	505	512	4,620
Singapore Marine [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	691,126	0
Non current assets	4,069	0
Total assets	695,195	0
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities	545,545	0
Long-term liabilities	40,000	0
Stockholders' equity	$ 109,650	$ 0
Percentage of ownership in equity investees	17.87%	0.00%
Equity investment of associated companies	$ 19,594	$ 0
Other	(37)	0
Investment in equity investees	19,557	0	0
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	564,609	0	0
Gain sale of vessel	0	0	0
Total operating expense	(561,746)	0	0
Net operating (loss) income	2,863	0	0
Net (loss) income	371	0
Equity in net income (loss) of associated companies	66	0	0
Other	21	0	0
Income (Loss) from Equity Method Investments, Total	87	0	0
United Freight Carriers [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	2,104	1,785
Non current assets	0	0
Total assets	2,104	1,785
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities	49	239
Long-term liabilities	0	0
Stockholders' equity	$ 2,055	$ 1,544
Percentage of ownership in equity investees	50.00%	50.00%
Equity investment of associated companies	$ 1,027	$ 772
Other	0	0
Investment in equity investees	1,027	772	1,448
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	8,080	10,956	7,413
Gain sale of vessel	0	0	0
Total operating expense	(7,257)	(10,589)	(5,914)
Net operating (loss) income	823	367	1,499
Net (loss) income	811	297	1,654
Equity in net income (loss) of associated companies	405	149	827
Other	0	0	0
Income (Loss) from Equity Method Investments, Total	405	149	827
Seateam Management Pte Ltd [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	14,640	13,233
Non current assets	4,407	412
Total assets	19,047	13,645
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities	11,974	9,631
Long-term liabilities	3,018	24
Stockholders' equity	$ 4,055	$ 3,990
Percentage of ownership in equity investees	22.19%	22.19%
Equity investment of associated companies	$ 900	$ 886
Other	(1)	0
Investment in equity investees	899	886	794
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	9,565	9,536	8,815
Gain sale of vessel	0	0	0
Total operating expense	(9,450)	(7,886)	(7,063)
Net operating (loss) income	115	1,650	1,752
Net (loss) income	66	1,626	1,633
Equity in net income (loss) of associated companies	15	363	362
Other	(2)	0	(42)
Income (Loss) from Equity Method Investments, Total	13	363	320
Other [Member]
Equity Method Investment, Summarized Financial Information, Assets [Abstract]
Current assets	0	0
Non current assets	0	0
Total assets	0	0
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Current liabilities	0	0
Long-term liabilities	0	0
Stockholders' equity	0	0
Equity investment of associated companies	0	0
Other	0	0
Investment in equity investees	0	0	45
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total operating revenue	0	0	3,817
Gain sale of vessel	0	0	7,166
Total operating expense	0	0	(3,324)
Net operating (loss) income	0	0	7,659
Net (loss) income	0	0	6,945
Equity in net income (loss) of associated companies	0	0	3,473
Other	0	0	0
Income (Loss) from Equity Method Investments, Total	$ 0	$ 0	$ 3,473
Other [Member] | Minimum [Member]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Percentage of ownership in equity investees	25.00%
Other [Member] | Maximum [Member]
Equity Method Investment, Summarized Financial Information, Liabilities and Equity [Abstract]
Percentage of ownership in equity investees	50.00%